Derivatives (Details 1) - Not Designated as Hedging Instrument [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ (72)	$ (2)	$ 33
MBS with embedded derivatives [Member] | Realized gains on securities [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		(5)	4	(5)
Public company warrants [Member] | Realized gains on securities [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		0	0	2
Interest rate swaptions [Member] | Realized gains on securities [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		0	(2)	1
Fixed-indexed annuities (embedded derivative) [Member] | Annuity benefits [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	[1]	(17)	(182)	(182)
Equity index call options [Member] | Annuity benefits [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		(56)	181	210
Reinsurance contracts (embedded derivative) [Member] | Net investment income [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ 6	$ (3)	$ 7

[1]	The change in fair value of the embedded derivative includes losses related to unlocking of actuarial assumptions of $28 million in 2015 compared to gains related to unlocking of actuarial assumptions of $58 million in 2014 and $2 million in 2013.